EQUITY AND SHARE BASED PAYMENTS (Schedule of Information About Outstanding Options by Expiry Dates) (Details)	12 Months Ended
Dec. 31, 2020 shares ₪ / shares
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	7,029,423
Weighted average exercise price in NIS | ₪ / shares	₪ 18.64
2021 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	2,115,923
Weighted average exercise price in NIS | ₪ / shares	₪ 19.93
2022 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	373,810
Weighted average exercise price in NIS | ₪ / shares	₪ 26.54
2023 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	615,894
Weighted average exercise price in NIS | ₪ / shares	₪ 19.25
2024 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	2,210,116
Weighted average exercise price in NIS | ₪ / shares	₪ 18.60
2025 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	678,045
Weighted average exercise price in NIS | ₪ / shares	₪ 16.52
2026 [Member]
Disclosure of number and weighted average remaining contractual life of outstanding share options [line items]
Number of share options | shares	1,035,635
Weighted average exercise price in NIS | ₪ / shares	₪ 14.24